Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
We have adopted a policy that prohibits all officers and directors and all employees that receive or have access to material nonpublic information about the Company from engaging in transactions in publicly traded options, puts, calls or other derivative securities and from entering into hedges or swaps involving the Company’s securities. Officers and directors are also prohibited from pledging Chemours securities as collateral for a loan without special exception.
Grants of RSUs, PSUs, options and other equity awards to our executive officers are approved by the CLDC at regularly scheduled meetings, or sometimes by unanimous written consent. We have no practice of timing grants of equity awards to coordinate with the release of material nonpublic information, nor have we timed the release of material nonpublic information for the purpose of affecting the value of any compensation of our executive officers.

Award Timing Method
Grants of RSUs, PSUs, options and other equity awards to our executive officers are approved by the CLDC at regularly scheduled meetings, or sometimes by unanimous written consent. We have no practice of timing grants of equity awards to coordinate with the release of material nonpublic information, nor have we timed the release of material nonpublic information for the purpose of affecting the value of any compensation of our executive officers.

Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	We have no practice of timing grants
of equity awards to coordinate with the release of material nonpublic information, nor have we timed the release of material nonpublic information for the purpose of affecting the value of any compensation of our executive officers.

MNPI Disclosure Timed for Compensation Value	false